Note 16 - Tangible assets (Tables)	6 Months Ended
Jun. 30, 2019
Tangible assets Abstract
Tangible assets Breakdown by type of asset
Tangible Assets. Breakdown by Type of Asset. (Millions of Euros)
	June 2019	December 2018
Property plant and equipment	10.084	7.066
For own use	9.808	6.756
Land and buildings	6.086	5.939
Work in progress	67	70
Furniture, fixtures and vehicles	6.240	6.314
Right to use assets	3.454
Accumulated depreciation	(5.693)	(5.350)
Impairment	(346)	(217)
Leased out under an operating lease	276	310
Assets leased out under an operating lease	353	386
Accumulated depreciation	(77)	(76)
Investment property	218	163
Building rental	202	195
Other	4	5
Right to use assets	53
Accumulated depreciation	(13)	(11)
Impairment	(27)	(27)
Total	10.302	7.229